Condensed Interim Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated surplus / (deficit) [Member]
Balance at Dec. 31, 2014	$ 327,200,093	$ 261,000	$ 339,082,131	$ (1,278,546)	$ (10,864,492)
Balance (in shares) at Dec. 31, 2014		25,980,600
Share based compensation	352,338	$ 0	352,338	0	0
Dividend payments	(2,598,060)	$ 0	(2,598,060)	0	0
Dividend payments (in shares)		0
Profit for the period	5,067,283	$ 0	0	0	5,067,283
Balance at Mar. 31, 2015	330,021,654	$ 261,000	336,836,409	(1,278,546)	(5,797,209)
Balance (in shares) at Mar. 31, 2015		25,980,600
Balance at Dec. 31, 2014	327,200,093	$ 261,000	339,082,131	(1,278,546)	(10,864,492)
Balance (in shares) at Dec. 31, 2014		25,980,600
Share based compensation	1,436,505	$ 0	1,436,505	0	0
Dividend payments	(12,980,285)	$ 2,297	(2,292,266)	0	(10,690,316)
Dividend payments (in shares)		229,711
Profit for the period	31,954,965	$ 0	0	0	31,954,965
Balance at Dec. 31, 2015	347,611,278	$ 263,297	338,226,370	(1,278,546)	10,400,157
Balance (in shares) at Dec. 31, 2015		26,210,311
Share based compensation	320,985	$ 0	320,985	0	0
Repurchase of common stock	(2,993,931)	$ 0	0	(2,993,931)	0
Repurchase of common stock (in shares)		(366,347)
Dividend payments	(2,851,002)	$ 693	552,175	0	(3,403,870)
Dividend payments (in shares)		69,273
Profit for the period	6,739,502	$ 0	0	0	6,739,502
Balance at Mar. 31, 2016	$ 348,826,832	$ 263,990	$ 339,099,530	$ (4,272,477)	$ 13,735,789
Balance (in shares) at Mar. 31, 2016		25,913,237